Condensed Interim Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Merger Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2022	$ 45,746	$ 49,722,969		$ (65,318,730)	$ 1,104,355	$ (14,445,660)
Balance, shares at Dec. 31, 2022	17,225,210
Common stock issued	$ 1,294	2,586,018				2,587,312
Common stock issued, shares	520,000
Conversion of shareholder loan into common shares	$ 9,758	21,169,170				21,178,928
Conversion of shareholder loan into common shares, shares	3,922,528
Stock-based compensation		68,840				68,840
Extinguishment of debt		(438,598)				(438,598)
Net loss				(32,385,895)		(32,385,895)
Foreign currency Translation adjustment, net of tax						866,410
Foreign currency Translation adjustment, net of tax					866,410	866,410
Balances at Dec. 31, 2023	$ 56,798	73,108,399		(97,704,625)	1,970,765	(22,568,663)
Balance, shares at Dec. 31, 2023	43,335,475
Common stock issued	$ 8,451	(8,451)
Common stock issued, shares	6,664,610
Conversion of shareholder loan into common shares
Conversion of shareholder loan into common shares, shares
Stock-based compensation		39,674				39,674
Extinguishment of debt
Net loss				(23,888,403)		(23,888,403)
Foreign currency Translation adjustment, net of tax					1,800,358	1,800,358
Balances at Jun. 30, 2024	$ 65,249	73,139,622		(121,593,028)	3,771,123	(44,617,035)
Balance, shares at Jun. 30, 2024	50,000,085
Balances at Dec. 31, 2023	$ 56,798	73,108,399		(97,704,625)	1,970,765	(22,568,663)
Balance, shares at Dec. 31, 2023	43,335,475
Common stock issued	$ 8,482	(8,482)
Common stock issued, shares	3,332,305
Stock-based compensation		1,275,425				1,275,425
Net loss				(50,715,696)		(50,715,696)
Foreign currency Translation adjustment, net of tax						3,239,829
Foreign currency Translation adjustment, net of tax		(913)			3,239,829	3,238,916
Balances at Dec. 31, 2024	$ 65,280	74,374,429		(148,420,321)	5,210,594	(68,770,018)
Balance, shares at Dec. 31, 2024	25,000,044
Balances at Dec. 31, 2024	$ 65,280	74,374,429		(148,420,321)	5,210,594	(68,770,018)
Balance, shares at Dec. 31, 2024	25,000,044
Conversion of shareholder loan into common shares	$ 38,776	66,977,524				67,016,300
Conversion of shareholder loan into common shares, shares	14,782,149
Stock-based compensation		9,055,564				9,055,564
Extinguishment of debt		341,850				341,850
Net loss				(26,544,958)		(26,544,958)
Foreign currency Translation adjustment, net of tax				(0)	(4,047,936)	(4,047,936)
Reverse take-over		(12,609,377)	12,609,377
Reverse take-over, shares
Common stock issued through IPO	$ 11,580	20,290,650				20,302,230
Common stock issued through IPO, shares	4,444,445
Preference shares	$ 63,905					63,905
Preference shares, shares	1
IPO direct costs		(5,421,312)				(5,421,312)
Balances at Jun. 30, 2025	$ 179,541	$ 153,009,329	$ 12,609,377	$ (174,965,279)	$ 1,162,658	$ (8,004,374)
Balance, shares at Jun. 30, 2025	44,226,639